Short-Term Investment - Schedule of Short-Term Investment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term Investments [Abstract]
Cost	¥ 121,549,685	¥ 103,690,728
Unrealized gain	8,506,042	396,098
Aggregate fair value	¥ 130,055,727	¥ 104,086,826	$ 17,817,562